Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2024 USD ($)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 17,230,362		$ 8,716,167	$ 2,206,672
Less: provision for credit losses	(99,775)			(12,778)
Accounts receivable, net	17,130,587		8,716,167	$ 2,193,894
Beginning balance
Provision	99,775	12,778
Ending balance	$ 99,775	$ 12,778